Information by Segment - Summary of Comprehensive Income by Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	$ 3,987,135,293	$ 4,380,245,993	$ 4,956,431,863
Total Revenues	3,904,732,890	4,262,591,097	4,379,000,090
Energy sales	3,579,733,604	3,690,958,879	3,555,216,142
Other sales	270,581,235	510,542,878	716,907,816
Other services rendered	54,418,051	61,089,340	106,876,132
Other operating income	82,402,403	117,654,896	577,431,773
Total raw materials and consumables used	(2,905,568,914)	(2,995,585,459)	(3,399,524,067)
Energy purchases	(1,915,342,460)	(1,785,282,844)	(1,885,218,041)
Fuel consumption	(334,665,363)	(536,292,557)	(587,063,837)
Energy transmission cost	(356,220,770)	(321,591,798)	(295,519,943)
Contribution Margin	1,081,566,379	1,384,660,534	1,556,907,796
Other work performed by the entity and capitalized	40,732,541	39,629,466	44,569,685
Employee benefits expense	(163,937,134)	(172,787,800)	(158,239,393)
Other expenses, by nature	(237,200,190)	(212,543,865)	(269,034,847)
Operating Income	373,059,276	767,761,218	912,357,237
Depreciation and amortization expense	(295,468,978)	(253,399,784)	(238,272,951)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(34,203,486)	(7,023,888)	(1,547,699)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(18,429,856)	(10,773,445)	(22,025,354)
FINANCIAL RESULT	(155,209,692)	(88,384,367)	(118,939,105)
Total Financial Income	78,282,443	134,253,836	50,414,585
Other financial income	9,686,579	7,966,721	2,028,557
Financial Costs	(232,584,262)	(247,067,556)	(193,618,033)
Income from indexation units	20,824,185	25,285,703	5,862,890
Foreign currency translation gains (losses)	(21,732,058)	(856,350)	18,401,453
Share of profit of associates and joint ventures accounted for using the equity method	8,413,675	5,702,088	3,281,241
Other Gains (Losses)	(291,724)	221,846,937	981,981,296
Profit (loss) before taxes	225,971,535	906,925,876	1,778,680,669
Income tax expense	(34,928,564)	(226,912,485)	(469,696,880)
Profit (loss)	191,042,971	680,013,391	1,308,983,789
Profit (loss) attributable to owners of the parent	145,112,153	633,455,775	1,252,082,258
Profit (loss) attributable to non-controlling interests	45,930,818	46,557,616	56,901,531
Operating Segments [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	3,987,135,293	4,380,245,993	4,956,431,863
Total Revenues	3,904,732,890	4,262,591,097	4,379,000,090
Energy sales	3,579,733,604	3,690,958,879	3,555,216,142
Other sales	270,581,235	510,542,878	716,907,816
Other services rendered	54,418,051	61,089,340	106,876,132
Other operating income	82,402,403	117,654,896	577,431,773
Total raw materials and consumables used	(2,905,568,914)	(2,995,585,459)	(3,399,524,067)
Energy purchases	(1,915,342,460)	(1,785,282,844)	(1,885,218,041)
Fuel consumption	(334,665,363)	(536,292,557)	(587,063,837)
Energy transmission cost	(356,220,770)	(321,591,798)	(295,519,943)
Other miscellaneous supplies and services	(299,340,321)	(352,418,260)	(631,722,246)
Contribution Margin	1,081,566,379	1,384,660,534	1,556,907,796
Other work performed by the entity and capitalized	40,732,541	39,629,466	44,569,685
Employee benefits expense	(163,937,134)	(172,787,800)	(158,239,393)
Other expenses, by nature	(237,200,190)	(212,543,865)	(269,034,847)
Operating Income	721,161,596	1,038,958,335	1,174,203,241
Depreciation and amortization expense	(295,468,978)	(253,399,784)	(238,272,951)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(34,203,486)	(7,023,888)	(1,547,699)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(18,429,856)	(10,773,445)	(22,025,354)
OPERATING INCOME	373,059,276	767,761,218	912,357,237
FINANCIAL RESULT	(155,209,692)	(88,384,367)	(118,939,105)
Total Financial Income	78,282,443	134,253,836	50,414,585
Cash and cash equivalents	20,915,241	34,603,188	19,898,958
Other financial income	57,367,202	99,650,648	30,515,627
Financial Costs	(232,584,262)	(247,067,556)	(193,618,033)
Bank loans	(50,672,605)	(31,817,545)	(11,590,144)
Secured and unsecured obligations	(87,599,725)	(89,158,452)	(92,414,063)
Other	(94,311,932)	(126,091,559)	(89,613,826)
Income from indexation units	20,824,185	25,285,703	5,862,890
Foreign currency translation gains (losses)	(21,732,058)	(856,350)	18,401,453
Share of profit of associates and joint ventures accounted for using the equity method	8,413,675	5,702,088	3,281,241
Other Gains (Losses)	(291,724)	221,846,937	981,981,296
Gain (loss) from other investments	(291,724)	217,451,678	981,170,520
Gain (loss) from the sale of assets		4,395,259	810,776
Profit (loss) before taxes	225,971,535	906,925,876	1,778,680,669
Income tax expense	(34,928,564)	(226,912,485)	(469,696,880)
PROFIT (LOSS)	191,042,971	680,013,391	1,308,983,789
Profit (loss)	191,042,971	680,013,391	1,308,983,789
Profit (loss) attributable to owners of the parent	145,112,153	633,455,775	1,252,082,258
Profit (loss) attributable to non-controlling interests	45,930,818	46,557,616	56,901,531
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	2,784,385,141	3,276,386,938	3,877,758,513
Total Revenues	2,706,809,183	3,164,037,940	3,302,181,412
Energy sales	2,476,814,605	2,695,962,741	2,625,836,969
Other sales	224,001,691	463,955,105	672,104,106
Other services rendered	5,992,887	4,120,094	4,240,337
Other operating income	77,575,958	112,348,998	575,577,101
Total raw materials and consumables used	(1,845,817,132)	(2,077,670,582)	(2,573,293,127)
Energy purchases	(976,134,775)	(948,153,270)	(1,102,539,973)
Fuel consumption	(334,665,363)	(536,292,557)	(587,063,837)
Energy transmission cost	(318,675,365)	(290,452,424)	(305,760,332)
Other miscellaneous supplies and services	(216,341,629)	(302,772,331)	(577,928,985)
Contribution Margin	938,568,009	1,198,716,356	1,304,465,386
Other work performed by the entity and capitalized	22,404,218	25,505,720	23,738,963
Employee benefits expense	(75,311,306)	(86,389,203)	(72,744,313)
Other expenses, by nature	(162,972,834)	(146,245,510)	(195,666,710)
Operating Income	722,688,087	991,587,363	1,059,793,326
Depreciation and amortization expense	(235,988,508)	(200,466,363)	(183,459,507)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(34,203,486)	(7,023,888)	(2,286,438)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(594,370)	90,538	(1,992,280)
OPERATING INCOME	451,901,723	784,187,650	872,055,101
FINANCIAL RESULT	(123,513,540)	(23,516,358)	(85,132,092)
Total Financial Income	47,858,387	89,621,150	13,008,285
Cash and cash equivalents	3,002,395	651,382	18,295
Other financial income	44,855,992	88,969,768	12,989,990
Financial Costs	(161,085,122)	(147,833,749)	(115,872,168)
Bank loans	(248)	(13,677)	(347,388)
Secured and unsecured obligations	(40,980,417)	(48,465,752)	(50,378,424)
Other	(120,104,457)	(99,354,320)	(65,146,356)
Income from indexation units	16,992,481	19,385,143	609,680
Foreign currency translation gains (losses)	(27,279,286)	15,311,098	17,122,111
Share of profit of associates and joint ventures accounted for using the equity method	8,860,379	6,802,958	4,014,081
Other Gains (Losses)	233,792	8,285,111	935,428
Gain (loss) from other investments	233,792	1,833,289	124,652
Gain (loss) from the sale of assets		6,451,822	810,776
Profit (loss) before taxes	337,482,354	775,759,361	791,872,518
Income tax expense	(58,822,194)	(191,408,432)	(151,330,979)
PROFIT (LOSS)	278,660,160	584,350,929	640,541,539
Profit (loss)	278,660,160	584,350,929	640,541,539
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	1,641,409,755	1,511,618,986	1,454,721,924
Total Revenues	1,635,173,833	1,504,847,651	1,449,144,572
Energy sales	1,590,441,019	1,455,710,472	1,334,971,825
Other sales	7,436,464	5,416,211	6,719,051
Other services rendered	37,296,350	43,720,968	107,453,696
Other operating income	6,235,922	6,771,335	5,577,352
Total raw materials and consumables used	(1,467,109,226)	(1,321,193,173)	(1,194,700,166)
Energy purchases	(1,353,035,134)	(1,235,044,187)	(1,139,342,609)
Energy transmission cost	(54,916,726)	(52,134,074)	(17,909,689)
Other miscellaneous supplies and services	(59,157,366)	(34,014,912)	(37,447,868)
Contribution Margin	174,300,529	190,425,813	260,021,758
Other work performed by the entity and capitalized	12,853,893	11,265,189	16,574,703
Employee benefits expense	(42,240,347)	(37,799,634)	(39,078,134)
Other expenses, by nature	(84,444,936)	(71,513,304)	(77,662,552)
Operating Income	60,469,139	92,378,064	159,855,775
Depreciation and amortization expense	(54,844,885)	(50,976,045)	(56,293,022)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(17,842,904)	(10,068,805)	(20,030,616)
OPERATING INCOME	(12,218,650)	31,333,214	83,532,137
FINANCIAL RESULT	(23,360,369)	(22,406,029)	(20,577,980)
Total Financial Income	33,153,908	35,168,522	29,585,814
Cash and cash equivalents	84,365	2,946,011	4,038,512
Other financial income	33,069,543	32,222,511	25,547,302
Financial Costs	(54,864,611)	(55,938,128)	(50,482,680)
Bank loans	(100)	(12,988)	(184)
Other	(54,864,511)	(55,925,140)	(50,482,496)
Income from indexation units	753,498	5,199,031	4,023,279
Foreign currency translation gains (losses)	(2,403,164)	(6,835,454)	(3,704,393)
Other Gains (Losses)		(910,726)
Gain (loss) from the sale of assets		(910,726)
Profit (loss) before taxes	(35,579,019)	8,016,459	62,954,157
Income tax expense	10,093,354	5,986,351	7,698,062
PROFIT (LOSS)	(25,485,665)	14,002,810	70,652,219
Profit (loss)	(25,485,665)	14,002,810	70,652,219
Material reconciling items [member]
Disclosure Of Segment Comprehensive Income [Line Items]
Revenues and other operating income	(438,659,603)	(407,759,931)	(376,048,574)
Total Revenues	(437,250,126)	(406,294,494)	(372,325,894)
Energy sales	(487,522,020)	(460,714,334)	(405,592,652)
Other sales	39,143,080	41,171,562	38,084,659
Other services rendered	11,128,814	13,248,278	(4,817,901)
Other operating income	(1,409,477)	(1,465,437)	(3,722,680)
Total raw materials and consumables used	407,357,444	403,278,296	368,469,226
Energy purchases	413,827,449	397,914,613	356,664,541
Energy transmission cost	17,371,321	20,994,700	28,150,078
Other miscellaneous supplies and services	(23,841,326)	(15,631,017)	(16,345,393)
Contribution Margin	(31,302,159)	(4,481,635)	(7,579,348)
Other work performed by the entity and capitalized	5,474,430	2,858,557	4,256,019
Employee benefits expense	(46,385,481)	(48,598,963)	(46,416,946)
Other expenses, by nature	(10,217,580)	(5,214,949)	(4,294,415)
Operating Income	(61,995,630)	(45,007,092)	(45,445,860)
Depreciation and amortization expense	(4,635,585)	(1,957,376)	1,479,578
Impairment losses (reversal of impairment losses) recognized in profit or loss			738,739
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	7,418	(795,178)	(2,458)
OPERATING INCOME	(66,623,797)	(47,759,646)	(43,230,001)
FINANCIAL RESULT	(8,335,783)	(42,461,980)	(13,229,033)
Total Financial Income	(2,729,852)	9,464,164	7,820,486
Cash and cash equivalents	17,828,481	31,005,795	15,842,151
Other financial income	(20,558,333)	(21,541,631)	(8,021,665)
Financial Costs	(16,634,529)	(43,295,679)	(27,263,185)
Bank loans	(50,672,257)	(31,790,880)	(11,242,572)
Secured and unsecured obligations	(46,619,308)	(40,692,700)	(42,035,639)
Other	80,657,036	29,187,901	26,015,026
Income from indexation units	3,078,206	701,529	1,229,931
Foreign currency translation gains (losses)	7,950,392	(9,331,994)	4,983,735
Share of profit of associates and joint ventures accounted for using the equity method	(446,704)	(1,100,870)	(732,840)
Other Gains (Losses)	(525,516)	214,472,552	981,045,868
Gain (loss) from other investments	(525,516)	215,618,389	981,045,868
Gain (loss) from the sale of assets		(1,145,837)
Profit (loss) before taxes	(75,931,800)	123,150,056	923,853,994
Income tax expense	13,800,276	(41,490,404)	(326,063,963)
PROFIT (LOSS)	(62,131,524)	81,659,652	597,790,031
Profit (loss)	$ (62,131,524)	$ 81,659,652	$ 597,790,031